Exhibit 99.10

Data Compare Summary (Total)
Run Date - 6/24/2024 3:59:48 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	6	0.00%	6
State	0	6	0.00%	6
Zip	0	6	0.00%	6
Note Date	0	6	0.00%	6
Original Loan Amount	0	6	0.00%	6
Original Term	0	6	0.00%	6
Original Interest Rate	0	6	0.00%	6
Borrower Qualifying FICO	0	6	0.00%	6
Coborrower Qualifying FICO	0	5	0.00%	6
Amortization Type	0	6	0.00%	6
Representative FICO	0	6	0.00%	6
Lien Position	0	6	0.00%	6
Occupancy	0	6	0.00%	6
Purpose	0	6	0.00%	6
Appraised Value	0	6	0.00%	6
Original CLTV	0	6	0.00%	6
Original LTV	0	6	0.00%	6
Origination Channel	0	6	0.00%	6
Appraisal Effective Date	0	6	0.00%	6
Investor: Qualifying Total Debt Ratio	1	6	16.67%	6
Initial Rate Lock Date	4	6	66.67%	6
Total	5	125	4.00%	6